SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Salaries and fees to officers	$ 1,103,257	$ 1,479,064	$ 3,481,408	$ 3,519,746	$ 4,716,909	$ 4,266,854
Share based compensation			18,164	65,270
Research and Development Expense	1,693,205	198,501	1,828,970	521,239	770,826	538,684
Salaries and fees to officers		(24,402)	(70,229)	(79,249)	(158,313)	(135,943)
Selling and Marketing Expense	60,462	117,107	217,907	440,156	567,598	200,299
Related Party [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers			1,116,165	773,939
Salaries and Related Expenses [Member]
Related Party Transaction [Line Items]
Other accounts payables	$ 95,390	$ 90,089	95,390	90,089	103,497	113,845
Directors Compensation [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers			317,502	309,759
Salaries and Fees to Officers [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers			798,663	464,180
Research and Development Expense			33,417	87,629
Selling and Marketing Expense			33,417	87,629
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses net					1,085,039	953,922
Share based compensation					124,508	104,362
General and Administrative Expense [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Share based compensation			497,905	104,591
General and Administrative Expense [Member] | Directors Compensation [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers					419,057	230,943
General and Administrative Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers					665,982	722,979
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Share based compensation					3,024	22,481
Research and Development Expense [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Share based compensation				3,024
Research and Development Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Research and Development Expense					276,738	309,168
Cost of Sales [Member]
Related Party Transaction [Line Items]
Share based compensation						13,489
Cost of Sales [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers						(49,913)
Selling and Marketing Expense [Member]
Related Party Transaction [Line Items]
Share based compensation					3,024	8,992
Selling and Marketing Expense [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Share based compensation				$ 3,024
Selling and Marketing Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Selling and Marketing Expense					$ 169,013	$ 89,299